Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Parties
Related Parties
For the years ended December 31, 2014, 2013 and 2012, the Company recorded revenues from a related-party customer of $0.4 million, $0.3 million and $0.3 million, respectively.
For the year ended December 31, 2012, the Company paid $0.1 million to related parties for professional services.